111 West Monroe Street Chicago, IL 60603-4080 T 312.845.3000 F 312.701.2361 www.chapman.com

January 18, 2017

Anu Dubey

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re: Smart Trust 295 (the “Fund”)

(File No. 333-215133) (CIK# 1691374)

Ms. Dubey:

Transmitted herewith on behalf of Hennion & Walsh, Inc. (the “Sponsor”), sponsor, depositor and principal underwriter of the Fund, is Amendment No. 1 to the Registration Statement on Form S-6 for the registration under the Securities Act of 1933 (the “Securities Act”) of units representing the ownership of interests in the Fund.

The Registration Statement on Form S-6 relating to the Fund was initially filed with the Securities and Exchange Commission (the “Commission”) on December 16, 2016. We received comments from the staff of the Commission in a conversation between Matthew Wirig and Anu Dubey on January 17, 2017 requesting that we make a representation to the staff along with one change to the Registration Statement. We have addressed those comments herein and the prospectus has been revised in accordance with the comments of the staff. The following are our responses to the staff’s comments:

Comment 1:

The staff requested that a number of disclosure changes be made to the prospectus if the Fund will include investments in common stock of exchange-traded funds (“ETFs”) that will seek to provide exposure to leveraged inverse returns. The Sponsor has informed us that the Fund will not invest in ETFs that seek to provide exposure to leveraged inverse returns.

Comment 2:

The staff requested that the last three sentences on page A-3 of the prospectus be deleted and that the fourth to last sentence on page A-3 be updated on the Fund’s inception date based on the Fund’s final portfolio. The prospectus has been updated in accordance with the staff’s comment and the sentence referenced by the staff will be updated on the Fund’s inception date.

We have been advised that the Sponsor would like to activate the Fund and have the Registration Statement declared effective on February 9, 2017, or as soon as possible thereafter. An appropriate amendment to the Registration Statement to reflect such deposit will be promptly filed with the Commission at that time, accompanied by the request of the Sponsor that the Registration Statement be made effective.

No notification of registration or registration statement under the Investment Company Act of 1940 is currently being submitted to the Commission, as the filings under the Investment Company Act of 1940 File No. 811-21429 for Smart Trust, Tax Free Bond Trust, et al. are intended to apply to this series of the Fund.

Inasmuch as the Fund is not yet operative, no filings have been required under any of the acts administered by the Commission. Therefore, for purposes of Securities Act Release No. 5196 there are no delinquencies to be reported or other references to be made to filings under the Securities Exchange Act of 1934.

If you have any questions, please do not hesitate to contact Scott R. Anderson at (312) 845-3834 or Matthew T. Wirig at (312) 845-3432.

Very truly yours,

/s/ CHAPMAN AND CUTLER LLP

          Chapman and Cutler LLP